Cover	Nov. 24, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity File Number	1-4928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas Nc Storm Funding [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity File Number	333-259314-01
Entity Registrant Name	DUKE ENERGY CAROLINAS NC STORM FUNDING LLC
Entity Central Index Key	0001881226
Entity Tax Identification Number	87-2284895
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false